UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2000

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 160
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	/s/ Eric M. Sippel		San Rafael, CA		August 14, 2000
	Eric M. Sippel			[City, State]		[Date]

Report Type (Check only one.):

_X_	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			_______0_____

Form 13F Information Table Entry Total:		______27_____

Form 13F Information Table Value Total:		_579,178_____


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
<Page


NAME OF ISSUER              TITLE OF  CUSIP    VALUE     SHARES  PUT/  INV.  OTHER AUTH
                            CLASS               X100             CALL  DISC  MGR   SOLE

Adaptec Inc                   COM  00651F108     9953     437,500     SH           SOLE           437,500
Arrow Electronics Inc         COM  042735100    25126     810,500     SH           SOLE           810,500
Activision Inc                COM  004930200    29511   4,540,100     SH           SOLE         4,540,100
Anixter International Inc     COM  035290105    13966     527,000     SH           SOLE           527,000
Coastal Corp                  COM  190441105    42095     691,500     SH           SOLE           691,500
Delta Financial Group Inc     COM  247131105      221       6,500     SH           SOLE             6,500
Electronics Boutique Holdings COM  286045109    17171   1,048,600     SH           SOLE         1,048,600
Callaway Golf Co              COM  131193104     1506      92,300     SH           SOLE            92,300
Equity Office Properties Trus COM  294741103    18049     647,500     SH           SOLE           647,500
BF Goodrich Co                COM  382388106    18598     546,000     SH           SOLE           546,000
GTE Inc                       COM  362320103    27726     445,400     SH           SOLE           445,400
Help at Home Inc Warrants     COM  422913111       16     224,599     SH           SOLE           224,599
InFocus Corp                  COM  45665B106     8073     250,800     SH           SOLE           250,800
IL Fornaio Corp               COM  451926109    12045   1,406,700     SH           SOLE         1,406,700
Keycorp                       COM  493267108    45023   2,554,500     SH           SOLE         2,554,500
Martek Biosciences Corp       COM  572901106    26131   1,393,632     SH           SOLE         1,393,632
Phillip Morris Companies      COM  718154107    36223   1,363,700     SH           SOLE         1,363,700
Newmont Mining Corp           COM  651639106    25018   1,156,900     SH           SOLE         1,156,900
Rayovac Corp                  COM  755081106    14732     658,400     SH           SOLE           658,400
SBC Communications            COM  78387G103    67038   1,550,000     SH           SOLE         1,550,000
Sirius Satellite Radio Inc    COM  82966U103    13121     296,100     SH           SOLE           296,100
Superior Consultant Holdings  COM  868146101      289      60,800     SH           SOLE            60,800
Tech Data Corp                COM  878237106    35647     818,300     SH           SOLE           818,300
TheStreet.com                 COM  88368Q103     2931     504,300     SH           SOLE           504,300
Tosco Corp                    COM  891490302    33332   1,177,300     SH           SOLE         1,177,300
Unisys Corp                   COM  909214108    23125   1,588,000     SH           SOLE         1,588,000
Unocal Corp                   COM  915289102    32512     981,500     SH           SOLE           981,500




ETR/5419/009/1099506